Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value Measurements
Schedule of Financial Assets and Liabilities

(¥ in millions)
At March 31:	Level 1	Level 2	Level 3	Total
2011:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,839	¥—	¥—	¥34,839
Other equity securities	55,634	—	—	55,634
Derivatives:
Foreign exchange contracts	—	392	—	392

Total assets	¥90,473	¥392	¥—	¥90,865

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥593	¥—	¥593
Interest rate swap contracts	—	1,365	—	1,365
Cross-currency interest rate swap contracts	—	2,539	—	2,539

Total liabilities	¥—	¥4,497	¥—	¥4,497

2010:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥44,186	¥—	¥—	¥44,186
Other equity securities	54,985	—	—	54,985
Derivatives:
Foreign exchange contracts	—	16	—	16

Total assets	¥99,171	¥16	¥—	¥99,187

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥474	¥—	¥474
Interest rate swap contracts	—	2,764	—	2,764
Cross-currency interest rate swap contracts	—	2,616	—	2,616

Total liabilities	¥—	¥5,854	¥—	¥5,854